Investments - Schedule of Total Gains and Losses on Equity Securities (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule of Investments [Abstract]
Total losses recognized on equity securities	$ (13)	$ (9)	$ (59)
Less: Net gains (losses) recognized on equity securities sold or impaired	0	2	0
Unrealized losses recognized on equity securities held at end of period	$ (13)	$ (11)	$ (59)